GOODWILL AND OTHER INTANGIBLE ASSETS (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets gross	$ 12,154,404	$ 1,960,072	$ 1,910,072
Less accumulated amortization	(2,791,411)	(1,164,208)	(477,518)
Carrying value	9,362,993	795,864	1,432,554
Customer Contracts
Intangible assets gross	6,601,143	233,107	183,107
License
Intangible assets gross	5,512,399	1,726,965	$ 1,726,965
Domains
Intangible assets gross	$ 40,862	$ 0